Federated Hermes Municipal Obligations Fund Investment Strategy - Cash Series Shares [Member] - Federated Hermes Municipal Obligations Fund	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in 397 days or less. The Fund generally seeks to invest its assets so that distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s investment adviser (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Adviser may invest in securities subject to AMT in an attempt to seek appropriate risk-adjusted returns and provide diversification.Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval. In addition, in response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may also leave a portion of the Fund’s assets uninvested, or may invest in securities subject to federal income tax.